Insurance-Related Accounts - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Liability for Future Policy Benefit, by Product Segment [Line Items]
Combined amounts of statutory net equity of insurance subsidiaries which is not measured in accordance with U.S. GAAP	¥ 502,999	¥ 510,501
Life insurance revenues	754,242	803,549	¥ 693,132
Non-life insurance revenues	97,581	93,928	90,431
Amortization of deferred insurance acquisition costs charged to income	36,130	92,203	¥ 56,530
Future insurance policy benefits	¥ 4,823,687	¥ 4,497,951
Minimum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	1.00%
Minimum | Interest Sensitive Whole Life Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	1.80%
Minimum | Investment Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	0.01%
Maximum
Liability for Future Policy Benefit, by Product Segment [Line Items]
Interest rates for future policy benefit based on market conditions and expected investment returns	4.50%
Maximum | Interest Sensitive Whole Life Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	2.00%
Maximum | Investment Contracts
Liability for Future Policy Benefit, by Product Segment [Line Items]
Credited interest rates associated with policyholder contract deposits	6.30%